Income Tax (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Income Tax [Line Items]
Statutory U.S. federal income tax rate		21.00%	21.00%	21.00%
Operating loss carry forwards			$ 56,194,000
Income offset			$ 55,081
Limited taxable income			80.00%
Minimum [Member]
Income Tax [Line Items]
Corporate income tax rate	12.00%
Maximum [Member]
Income Tax [Line Items]
Corporate income tax rate	23.00%
US Federal [Member]
Income Tax [Line Items]
Operating loss carry forwards			$ 258,000
Income offset			855,000
Two Thousand Thirty Eight 2038 [Member]
Income Tax [Line Items]
Operating loss carry forwards			$ 258,000